Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2021	2022
Cost:

Manufacturing equipment	$7,238	8,008
Computers and software	394	443
Laboratory equipment	719	761
Furniture and office equipment	50	57
Cars	57	93

	8,458	9,362

Accumulated depreciation	912	1,891

Depreciated cost	$7,546	7,471